Discontinued operations	12 Months Ended
Dec. 31, 2018
Disclosure of discontinued operations [text block] [Abstract]
Disclosure of discontinued operations [text block]

Discontinued operations

The impact of the Group’s discontinued operations on the above Cash flow statements is as follows:

	The Group
	2018 £ million	2017 £ million	2016 £ million
Net cash used in operating activities	(11,529)	(12,244)	804
Net cash from investing activities	60	208	471
Net cash used in financing activities	(682)	(115)	(417)
Change in cash and cash equivalents	(12,151)	(12,151)	858